Summary of Interest Expense - Bank Loans and Notes Payables (Detail) $ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 MXN ($)	Sep. 30, 2018 MXN ($)
Disclosure of detailed information about borrowings [abstract]
Interest on debts and borrowings		$ 3,337	$ 3,389
Finance charges for employee benefits		150	142
Derivative instruments		1,499	1,710
Finance charges for leases		99
Finance operating charges		150	220
Interest Expense	$ 265	$ 5,235	$ 5,461